ASSETS HELD FOR SALE AND INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2022
ASSETS HELD FOR SALE AND INVENTORIES, NET
Schedule of assets held for sale and inventories, net

The breakdown of inventories and assets held for sale, net of the Bank is as follows:

Assets held for sale and inventories	December 31, 2022	December 31, 2021
In millions of COP
Inventories, net	513,032	413,097
Assets held for sale	95,417	133,697
Total assets held for sale and inventories, net	608,449	546,794

Schedule of inventories, net

Inventories	December 31, 2022	December 31, 2021
In millions of COP
Lands and buildings(1)	285,077	335,936
Vehicles(2)	220,522	80,064
Machinery and others	33,091	31,422
Total inventory cost	538,690	447,422
Impairment(1)	(25,658)	(34,325)
Total inventories, net	513,032	413,097

(1) The decrease is mainly in Bancolombia S.A. due to higher realized sales.

(2) The increase in the variation is mainly due to the restitution of assets by custumers.

Schedule of assets held for sale by operating segment

As of December 31, 2022

	Banking	Banking	Banking	Banking
Assets held for sale	Colombia	Panama	El Salvador	Guatemala	Total
In millions of COP
Machinery and equipment	5,090	4,828	-	-	9,918
Cost	5,160	4,870	-	-	10,030
Impairment	(70)	(42)	-	-	(112)
Real estate for residential purposes	7,928	52,331	1,559	1,465	63,283
Cost	7,967	54,181	1,616	1,880	65,644
Impairment	(39)	(1,850)	(57)	(415)	(2,361)
Real estate different from residential properties	10,868	11,348	-	-	22,216
Cost	11,178	11,348	-	-	22,526
Impairment	(310)	-	-	-	(310)
Total assets held for sale - cost	24,305	70,399	1,616	1,880	98,200
Total assets held for sale - impairment	(419)	(1,892)	(57)	(415)	(2,783)
Total assets held for sale(1)	23,886	68,507	1,559	1,465	95,417
(1)	For 2022 there are no assets related to investments held for sale.

As of December 31, 2021

	Banking	Banking	Banking	Banking
Assets held for sale	Colombia	Panama	El Salvador	Guatemala	Total
In millions of COP
Machinery and equipment	2,277	2,063	-	-	4,340
Cost	2,305	2,153	-	-	4,458
Impairment	(28)	(90)	-	-	(118)
Real estate for residential purposes	9,119	83,321	7,419	1,355	101,214
Cost	9,147	85,315	7,642	1,699	103,803
Impairment	(28)	(1,994)	(223)	(344)	(2,589)
Real estate different from residential properties	13,817	14,326	-	-	28,143
Cost	13,817	14,383	-	-	28,200
Impairment	-	(57)	-	-	(57)
Total assets held for sale - cost	25,269	101,851	7,642	1,699	136,461
Total assets held for sale - impairment	(56)	(2,141)	(223)	(344)	(2,764)
Total assets held for sale(1)	25,213	99,710	7,419	1,355	133,697
(1)	For 2021 there are no assets related to investments held for sale.